Supplement to the

Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Service Class and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 56.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP FundsManager 20% Portfolio	none	none
VIP FundsManager 50% Portfolio	none	none
VIP FundsManager 60% Portfolio	none	none
VIP FundsManager 70% Portfolio	none	none
VIP FundsManager 85% Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP FundsManager 20% Portfolio	none	none	none	none
VIP FundsManager 50% Portfolio	none	none	none	none
VIP FundsManager 60% Portfolio	none	none	none	none
VIP FundsManager 70% Portfolio	none	none	none	none
VIP FundsManager 85% Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP FundsManager 20% Portfolio	none	none	none	none
VIP FundsManager 50% Portfolio	none	none	none	none
VIP FundsManager 60% Portfolio	none	none	none	none
VIP FundsManager 70% Portfolio	none	none	none	none
VIP FundsManager 85% Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VFMSCSC2B-14-01  December 16, 2014
1.849575.102

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 54.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP Asset Manager Portfolio	none	none
VIP Asset Manager: Growth Portfolio	none	none
VIP Investment Grade Bond Portfolio	none	none
VIP Money Market Portfolio	none	none
VIP Strategic Income Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP Asset Manager Portfolio	none	none	none	none
VIP Asset Manager: Growth Portfolio	none	none	none	none
VIP Investment Grade Bond Portfolio	none	none	none	none
VIP Money Market Portfolio	none	none	none	none
VIP Strategic Income Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP Asset Manager Portfolio	none	none	none	none
VIP Asset Manager: Growth Portfolio	none	none	none	none
VIP Investment Grade Bond Portfolio	none	none	none	none
VIP Money Market Portfolio	none	none	none	none
VIP Strategic Income Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VINSCSC2B-14-02  December 16, 2014
1.869876.118

Supplement to the

Fidelity® Variable Insurance Products

Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio,
Money Market Portfolio, and Strategic Income Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 54.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP Asset Manager Portfolio	none	none
VIP Asset Manager: Growth Portfolio	none	none
VIP Investment Grade Bond Portfolio	none	none
VIP Money Market Portfolio	none	none
VIP Strategic Income Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP Asset Manager Portfolio	none	none	none	none
VIP Asset Manager: Growth Portfolio	none	none	none	none
VIP Investment Grade Bond Portfolio	none	none	none	none
VIP Money Market Portfolio	none	none	none	none
VIP Strategic Income Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP Asset Manager Portfolio	none	none	none	none
VIP Asset Manager: Growth Portfolio	none	none	none	none
VIP Investment Grade Bond Portfolio	none	none	none	none
VIP Money Market Portfolio	none	none	none	none
VIP Strategic Income Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VINVB-14-02  December 16, 2014
1.869875.119

Supplement to the

Fidelity® Variable Insurance Products

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio,
Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio,
Freedom 2040 Portfolio, Freedom 2045 Portfolio, and Freedom 2050 Portfolio
Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on beginning on page 52.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP Freedom Income PortfolioSM	none	none
VIP Freedom 2005 PortfolioSM	none	none
VIP Freedom 2010 PortfolioSM	none	none
VIP Freedom 2015 PortfolioSM	none	none
VIP Freedom 2020 PortfolioSM	none	none
VIP Freedom 2025 PortfolioSM	none	none
VIP Freedom 2030 PortfolioSM	none	none
VIP Freedom 2035 PortfolioSM	none	none
VIP Freedom 2040 PortfolioSM	none	none
VIP Freedom 2045 PortfolioSM	none	none
VIP Freedom 2050 PortfolioSM	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP Freedom Income Portfolio	none	none	none	none
VIP Freedom 2005 Portfolio	none	none	none	none
VIP Freedom 2010 Portfolio	none	none	none	none
VIP Freedom 2015 Portfolio	none	none	none	none
VIP Freedom 2020 Portfolio	none	none	none	none
VIP Freedom 2025 Portfolio	none	none	none	none
VIP Freedom 2030 Portfolio	none	none	none	none
VIP Freedom 2035 Portfolio	none	none	none	none
VIP Freedom 2040 Portfolio	none	none	none	none
VIP Freedom 2045 Portfolio	none	none	none	none
VIP Freedom 2050 Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP Freedom Income Portfolio	none	none	none	none
VIP Freedom 2005 Portfolio	none	none	none	none
VIP Freedom 2010 Portfolio	none	none	none	none
VIP Freedom 2015 Portfolio	none	none	none	none
VIP Freedom 2020 Portfolio	none	none	none	none
VIP Freedom 2025 Portfolio	none	none	none	none
VIP Freedom 2030 Portfolio	none	none	none	none
VIP Freedom 2035 Portfolio	none	none	none	none
VIP Freedom 2040 Portfolio	none	none	none	none
VIP Freedom 2045 Portfolio	none	none	none	none
VIP Freedom 2050 Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VIPFF2KB-14-02  December 16, 2014
1.848946.104

Supplement to the

Fidelity® Variable Insurance Products

Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio,
and Freedom Lifetime Income III Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP Freedom Lifetime Income® I Portfolio	none	none
VIP Freedom Lifetime Income II Portfolio	none	none
VIP Freedom Lifetime Income III Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP Freedom Lifetime Income I Portfolio	none	none	none	none
VIP Freedom Lifetime Income II Portfolio	none	none	none	none
VIP Freedom Lifetime Income III Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP Freedom Lifetime Income I Portfolio	none	none	none	none
VIP Freedom Lifetime Income II Portfolio	none	none	none	none
VIP Freedom Lifetime Income III Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VIPFLIB-14-02  December 16, 2014
1.848948.104

Supplement to the
Fidelity® Variable Insurance Products

FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 56.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP FundsManager® 20% Portfolio	none	none
VIP FundsManager 50% Portfolio	none	none
VIP FundsManager 60% Portfolio	none	none
VIP FundsManager 70% Portfolio	none	none
VIP FundsManager 85% Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP FundsManager 20% Portfolio	none	none	none	none
VIP FundsManager 50% Portfolio	none	none	none	none
VIP FundsManager 60% Portfolio	none	none	none	none
VIP FundsManager 70% Portfolio	none	none	none	none
VIP FundsManager 85% Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP FundsManager 20% Portfolio	none	none	none	none
VIP FundsManager 50% Portfolio	none	none	none	none
VIP FundsManager 60% Portfolio	none	none	none	none
VIP FundsManager 70% Portfolio	none	none	none	none
VIP FundsManager 85% Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VIPFMB-14-01  December 16, 2014
1.849574.102

Supplement to the
Fidelity® Variable Insurance Products

Investor Freedom Income® Portfolio, Investor Freedom® 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and Investor Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP Investor Freedom Income PortfolioSM	none	none
VIP Investor Freedom 2005 PortfolioSM	none	none
VIP Investor Freedom 2010 PortfolioSM	none	none
VIP Investor Freedom 2015 PortfolioSM	none	none
VIP Investor Freedom 2020 PortfolioSM	none	none
VIP Investor Freedom 2025 PortfolioSM	none	none
VIP Investor Freedom 2030 PortfolioSM	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP Investor Freedom Income Portfolio	none	none	none	none
VIP Investor Freedom 2005 Portfolio	none	none	none	none
VIP Investor Freedom 2010 Portfolio	none	none	none	none
VIP Investor Freedom 2015 Portfolio	none	none	none	none
VIP Investor Freedom 2020 Portfolio	none	none	none	none
VIP Investor Freedom 2025 Portfolio	none	none	none	none
VIP Investor Freedom 2030 Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP Investor Freedom Income Portfolio	none	none	none	none
VIP Investor Freedom 2005 Portfolio	none	none	none	none
VIP Investor Freedom 2010 Portfolio	none	none	none	none
VIP Investor Freedom 2015 Portfolio	none	none	none	none
VIP Investor Freedom 2020 Portfolio	none	none	none	none
VIP Investor Freedom 2025 Portfolio	none	none	none	none
VIP Investor Freedom 2030 Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VIPIFFB-14-02  December 16, 2014
1.848943.104

Supplement to the

Fidelity® Variable Insurance Products

Target Volatility Portfolio

Service Class and Service Class 2

A Fund of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Robert Vick no longer serves as co-manager of the fund. In addition, Xuehai En has been named a portfolio manager of the fund.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 55.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
VIP Target Volatility Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
VIP Target Volatility Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
VIP Target Volatility Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
VIPTVB-14-02  December 16, 2014
1.9858908.101